Shareholder Report, Line Graph (Details) 1014042_Franklin High Yield Corporate ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	May 30, 2018	Mar. 31, 2026
Franklin High Yield Corporate ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin High Yield Corporate ETF (NAV)
Accumulated Value	$ 14,427	$ 13,463	$ 12,007	$ 12,337	$ 12,422	$ 10,158	$ 10,707	$ 10,000	$ 15,588
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	11,162	10,642	10,465	10,990	11,466	11,386	10,452	10,000	$ 11,647
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA U.S. High Yield Constrained Index
Accumulated Value	$ 13,787	$ 12,814	$ 11,537	$ 11,966	$ 12,001	$ 9,739	$ 10,525	$ 10,000	$ 14,738